As filed with the Securities and Exchange Commission on August 31, 2006
Registration No. 333-132120
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U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 12b-25
NOTIFICATION OF LATE FILING

Lid Hair Studios International, Inc. (Exact name of registrant as specified in its charter)

Nevada	7200	20-2718075	531701 10 0
(State or other jurisdiction of incorporation or organization	(Primary Standard Industrial Classification Number)	(I.R.S. Employer Identification Number)	CUSIP Number

939 Davie Street, Vancouver, BC V6Z 1B9
Tel: 604-628-4658 Fax:  425-920-1020
(operating office)

Incorp Services, Inc.
3155 East Patrick Lane, Suite 1,
Las Vegas, Nevada 89120-3481
Telephone: (800) 246-2677
or
Dennis Brovarone, Attorney at Law
18 Mt. Laurel Drive, Littleton, CO  80127
Tel: 303-466-4092 Fax: 303-466-4826
(Name, address and telephone number for Agent for Service)

(Former name, former address and former fiscal year,
if changed since last report)

Dennis Brovarone, Attorney At Law
18 Mt. Laurel Drive
Littleton, CO 80127
303-466-4092
(Name, address and telephone number for Agent for Service)

(Check one):    [X] Form 10-K   [  ] Form 20-K   [  ] Form 10-Q   [  ] Form N-SAR

          For Period Ended: May 31, 2006

                        [X]      Transition Report on Form 10-K
                        [  ]       Transition Report on Form 20-K
                        [  ]       Transition Report on Form 11-K
                        [  ]       Transition Report on Form 10-Q
                        [  ]       Transition Report on Form N-SAR

          For the Transition Period Ended: May 31, 2006

PART I — REGISTRANT INFORMATION

Lid Hair Studios International, Inc.
939 Davie Street, Vancouver, BC V6Z 1B9
Tel: 604-628-4658 Fax:  425-920-1020

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b- 25(b), the following should be completed. (Check box if appropriate)

	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense
√	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K or Form NSAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

The Registrant's recent activities have delayed the preparation and review of the report which is due August 30, 2006.

PART IV — OTHER INFORMATION

The name and telephone number of person to contact in regard to this notification is Eric Anderson, telephone: 604-628-4658.

To date we have not had any other periodic reports to file as required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s).

China Properties Developments, Inc. has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date      August 31, 2006                                  By  /s/ Eric Steven Anderson
                                                                              Eric Steven Anderson, Director, CEO, CAO & CFO